Short-Term Bank Borrowings	12 Months Ended
Dec. 31, 2023
Short-Term Bank Borrowings [Abstract]
Short-term bank borrowings
13.	Short-term bank borrowings

	As of December 31,
	2022	2023
	RMB	RMB
Secured bank loans	72,500	—
Short-term borrowing	72,500	—

The weighted average interest rates of bank loans as of December 31, 2022 and 2023 are 6.6% and 4.8%, respectively. The details of security and guarantee of bank loans as of December 31, 2022 and 2023 are as below.

In July 2021, the Group borrowed a one-year loan of RMB100,000 from Zhejiang Chouzhou Commercial Bank at annual interest rate of 7.50%. The loan was secured by real estate owned by one of equity method investment of the Company, Jiushi (see note 23) and real estate owned by Suzhou Chaxiaobai. The spouse of a shareholder of the Company is the controlling shareholder of Suzhou Chaxiaobai (see note 23). In December 2021, the Group repaid RMB15,400 among the loan from Zhejiang Chouzhou Commercial Bank borrowed in 2021. In July 2022, the Group fully repaid the remaining balance of a one-year loan of RMB100,000 from Zhejiang Chouzhou Commercial Bank of RMB84,600.

In September 2022, the Group borrowed a 11-month loan of RMB42,500 from Zhejiang Chouzhou Commercial Bank at annual interest rate of 7.50%. The loan was secured by real estate owned by one of equity method investment of the Company, Jiushi (see note 24) and real estate owned by Suzhou Chaxiaobai. The spouse of a shareholder of the Company is the controlling shareholder of Suzhou Chaxiaobai (see note 24). The loans of RMB42,500 from Zhejiang Chouzhou Commercial Bank borrowed in 2022 were fully repaid in January 2023.

In March 2021, the Group borrowed a one-year loan of RMB50,000 from Bank of China, at annual interest rate of 4.35%. The Group pledged the accounts receivable due from real estate developers with the balance of RMB84,333 as of December 31, 2021. The loan of RMB50,000 from Bank of China was fully repaid in March 2022.

In August 2022, the Group borrowed a 6-month loan of RMB30,000 from Bank of China, at annual interest rate of 3.80%. The Group pledged the accounts receivable due from real estate developers with the balance of RMB44,889 as of December 31, 2022.The loan of RMB30,000 from Bank of China was fully repaid in February 2023.

In June 2021, the Group borrowed a one-year loan of RMB180 from Bank of Nanjing, at annual interest rate of 5.00%. The loan of RMB180 from Bank of Nanjing was fully repaid in June 2022.

The loan agreements with Bank of China, Zhejiang Chouzhou Commercial Bank and Bank of Nanjing contain certain financial and non-financial covenants. As of December 31, 2022 and 2023, the Group was in compliance with the relevant covenants.